CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Jun. 30, 2018
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

3.CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

Estimates and judgements are evaluated and based on historical experience and other factors, including expectations of future events that may have a financial impact on the Company and that are believed to be reasonable under the circumstances.

Critical accounting estimates and assumptions

The carrying amounts of certain assets and liabilities are often determined based on estimates and assumptions of future events.  The key estimates and assumptions that have a significant risk of causing a material adjustment to the carrying value of certain assets and liabilities within the next annual reporting period are set out below.

Share-based payments transactions

The Group measures the cost of equity-settled transactions with employees by reference to the value of the equity instruments at the date on which they are granted.  Management determined the fair value by engaging an independent valuer using a Black-Scholes and Monte Carlo simulation options pricing model.